Label	Element	Value
Direxion Daily Greece Bear 1X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Greece Bear 1X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the performance of the FTSE/ATHEX Custom Capped Index. The Fund seeks daily inverse investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results, understand the risks associated with shorting, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates short positions by investing at least 80% of its assets in: swap agreements; futures contracts; forward contracts; short positions on securities and exchange-traded funds (“ETFs”); reverse repurchase agreements; and other financial instruments that, in combination, provide inverse exposure to the FTSE/ATHEX Custom Capped Index (“Index”). On a day-to-day basis the Fund invests the remainder of its assets in money market funds, depository accounts with institutions with high quality credit ratings or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index is designed to reflect the performance of the largest 20 companies listed on the Athens Stock Exchange. The Index ranks its constituents according to full market capitalization. The Index weightings are reviewed quarterly and no individual company may constitute more than 20% of the Index. The Index constituents are reviewed and updated, if necessary, semi-annually in June and December using market data provided by FTSE regarding the companies listed on the Athens Stock Exchange.

As of November 30, 2015, the Index consisted of 20 constituents with an average market capitalization of approximately $1.4 billion and a market capitalization range of $64.4 million to $8.8 billion. As of November 30, 2015, components of the Index were concentrated in the consumer staples, consumer discretionary and telecommunications sectors. The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Generally the Fund may gain inverse exposure by obtaining short exposure utilizing swap contracts on ETFs that track the same Index or a substantially similar index as the Fund. At times, however, the Fund will utilize other derivatives and investment strategies which may include gaining inverse exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this inverse exposure by investing in a combination of financial instruments that provide inverse exposure to the underlying securities of the Index. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse exposure to the Index or its components.

The Fund seeks to remain fully invested at all times consistent with its stated investment objective. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Special Risk Considerations Related to Investing in Greek Securities

The Fund invests in, and/or has exposure to, Greek securities and the Greek economy. Greece’s economy is heavily dependent on the services sector and has a large public sector. Key trading partners are member states of the European Union (“EU”), most notably Germany, Spain, Italy and the United Kingdom. Decreasing demand for Greek products and services or changes in governmental regulations on trade may have a significantly adverse effect on Greece’s economy. Greece’s ability to repay its sovereign debt is in question, and it is possible that Greece may default on its sovereign debt, which could limit its ability to borrow in the future. Greece has been required to impose harsh austerity measures on its population in order to receive financial aid from the International Monetary Fund and EU member countries. The success of political parties in Greece opposed to austerity measures may increase the possibility that Greece would rescind these austerity measures and consequently fail to receive further financial aid from these institutions. The persistence of these factors may seriously reduce the economic performance of Greece and pose serious risks for the country’s economy in the future. There is the possibility that Greece may exit the European Monetary Union, which would result in immediate devaluation of the Greek currency and potential for default. If this were to occur, Greece would face significant risks related to the process of full currency redenomination as well as the resulting instability of the Euro zone in general, which would materially affect the value of the securities held by the Fund. Increased volatility in the Greek market may result in the increased use of fair value pricing.

On June 29, 2015, the Greek government began imposing certain capital controls and declared a bank holiday, which resulted in the closing of Greek banks, credit institutions and the Athens Exchange. On June 30, 2015, Greece failed to make certain required payments to the International Monetary Fund. On July 5, 2015, in a public referendum, approximately 61% of Greek voters voted to reject certain terms and conditions related to the EU’s refinancing of Greek debt. On July 3, 2015, Eurozone leaders approved an additional series of economic rescue programs in principle, which were formally approved on August 14, 2015. This economic program required significant additional financial austerity measures from the Greek government.

It is unclear how the situation in Greece may continue to unfold, but it is possible that there may be future economic troubles in Greece. This may include future defaults by the Greek government, the maintenance of existing, or the implementation of additional, or extended, capital controls (including the future closure of the Athens Exchange for an extended period of time), and an increased possibility that Greece may exit the European Monetary Union in the future, which could result in immediate devaluation of the Greek currency. Each of these scenarios has potential implications for the markets and may negatively and materially affect the value of the Fund’s investments.

There is also a risk that because of the inverse investment objective of the Fund, if the events noted above are resolved without further detrimental effects on the Greek economy, this may adversely affect the Fund’s performance. Any future closure of the Athens Exchange, and the related suspension of clearance and settlement mechanisms of the Athens Exchange, may prevent the Fund from directly buying, selling, or transferring securities traded on the Athens Exchange or obtaining exposure to these securities. During any closure of the Athens Exchange, any direct holdings of securities traded on the Athens Exchange would require fair valuation for those securities. It is possible that during this period the Fund’s market price may significantly deviate from its net asset value (“NAV”). In addition, any closure of the Athens Exchange, and the related unavailability of current market quotations for almost all of the securities contained in the Index, may cause the Fund’s NAV to have increased tracking error with respect to the Fund’s Index, and may also affect the calculation of the Fund’s indicative optimized portfolio value.

If the Fund is unable to obtain sufficient inverse exposure to the Index due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creation units until the Adviser determines that the requisite exposure to the Index is obtainable. During the period that creation units are suspended, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions. Alternatively, if this occurs, the Fund could change its investment objective, for example, by seeking inverse exposure to track an alternative index focused on Greek securities, or decide to liquidate the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or an asset class without actually purchasing those securities or investments. These financial instruments may include, but are not limited to swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Consumer Discretionary Sector Risk

The Fund may invest in, and/or have exposure to, the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Sector Risk

The consumer staples sector may be affected by the permissibility of using various food additives and production methods, changing consumer tastes, marketing campaigns and other factors affecting consumer demand. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Currency Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Daily Inverse Index Correlation/Tracking Risk

Shareholders should lose money when the Index rises, which is a result that is the opposite from traditional index tracking funds. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Index and therefore achieve its daily inverse investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to be consistent with its daily inverse investment objective. The Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily inverse investment objective.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investment in derivatives, such as swaps, futures and forward contracts that may be considered aggressive. The use of derivatives may result in larger losses or smaller gains than directly shorting the underlying securities. Investments in these derivatives may generally be subject to market risks that cause their prices to fluctuate more than an investment directly in a security and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk and increased daily inverse correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the Index. The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as an underlying reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of inverse correlation with the Index as it would if the Fund used swaps that utilized the Index securities as a reference or as an underlying asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. In addition, the Fund’s investments in derivatives, as of the date of this Prospectus, are subject to the following risks:

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are an inverse of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to the Index’s daily losses and reducing exposure in response to the Index’s daily gains. This means that for a period longer than one day, the pursuit of a daily inverse investment objective may result in daily compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (-100%) generally will not equal the Fund’s performance over that same period. If the daily performance of the Index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the daily performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the inverse of the return of the Index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund will underperform the inverse return of the Index in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. As shown below, the Fund, or any other 1X Bear Fund, would be expected to lose 6.04% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75% and the Index return for the year was 0%, the hypothetical loss for a one year period for the Fund widens to approximately 42.9%.

At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 63.23% of its value, even if the cumulative Index return for the year was 0%.

One Year Index	-100% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	60%	148.55%	134.42%	95.28%	43.98%	-5.83%
-50%	50%	99.13%	87.77%	56.26%	15.23%	-24.77%
-40%	40%	66.08%	56.57%	30.21%	-4.08%	-37.57%
-30%	30%	42.43%	34.25%	11.56%	-17.98%	-46.76%
-20%	20%	24.67%	17.47%	-2.47%	-28.38%	-53.72%
-10%	10%	10.83%	4.44%	-13.28%	-36.52%	-58.79%
0%	0%	-0.25%	-6.04%	-22.08%	-42.90%	-63.23%
10%	-10%	-9.32%	-14.64%	-29.23%	-48.27%	-66.67%
20%	-20%	-16.89%	-21.75%	-35.24%	-52.72%	-69.67%
30%	-30%	-23.29%	-27.84%	-40.25%	-56.41%	-71.94%
40%	-40%	-28.78%	-33.01%	-44.63%	-59.81%	-74.32%
50%	-50%	-33.55%	-37.52%	-48.57%	-62.60%	-76.19%
60%	-60%	-37.72%	-41.51%	-51.96%	-65.19%	-78.12%

The Index’s annualized historical volatility rate for the period from May 13, 2013 through December 31, 2014 was 33.38%. The Index’s highest volatility rate for any one calendar year during the period from May 13, 2013 through December 31, 2014 was 33.99% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the period from May 13, 2013 through December 31, 2014 was -17.53%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index such as swaps, may differ from the volatility of the Index.

For additional information and examples demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Fund” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

Emerging Markets Risk

Investing in, or having exposure to, emerging markets instruments involves greater risks than investing in, or having exposure to, foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

European Economic Risk

The Economic and Monetary Union of the EU requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and economy. These concerns have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Foreign Securities Risk

Exposure to foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk

Exposure to a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Intra-Day Investment Risk

The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each trading day with exposure which is -100% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek -$100 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to -$99 and the net assets will rise by $1 to $101. With net assets of $101 and exposure of -$99, a purchaser at that point would be receiving -98% exposure of her investment instead of -100%.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index, thus adversely affecting Fund performance.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Money Market Instrument Risk

The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAV and total return may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Shorting Risk

In order to achieve its daily inverse investment objective, the Fund may seek inverse or “short” exposure through the use of derivatives such as swap agreements or futures contracts, which may expose the Fund to certain risks such an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investments strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected. Obtaining inverse exposure through the use of derivatives or other financial instruments may be considered an aggressive investment technique.

Small- and/or Mid-Capitalization Company Risk

Exposure to small- and/or mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, the performance of small- and/or mid-capitalization companies can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Technology and Telecommunications Sectors Risk

The Fund invests in, and/or has exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time). In some cases, foreign markets may close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of a fund that tracks a foreign market index or an index that includes foreign securities can vary from the performance of that index and may result in a significant variance between the NAV and the market price of the Shares in the secondary market.

Special Risks of Exchange-Traded Funds

Trading Issues.  Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which they trade, and the listing requirements may be amended from time to time.

Market Price Variance Risk.  Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in creation units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAV and total return may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll free at 1-866-476-7523.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/etfs?producttab=performance
Direxion Daily Greece Bear 1X Shares | Direxion Daily Greece Bear 1X Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.21%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 258

[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2017, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.80% of the Fund's daily net assets (excluding, as applicable, among other expenses, management fees, Rule 12b-1 distribution and/or service fees, Management Services Fees, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[2]	Other Expenses are estimated for the Fund's current fiscal year.